Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 28,451	$ 13,526
Short-term deposits	7,577	206
Inventories (note 3)	3,392	796
Trade receivables, net	1,793	2,024
Other accounts receivable	1,385	581
Total current assets	42,598	17,133
Non-current assets
Long term financial asset at fair value	607	200
Property, equipment and right of use assets, net	2,893	1,545
Total non-current assets	3,500	1,745
Total Assets	46,098	18,878
Current liabilities
Short term loan and current portion of long-term loans	7	826
Lease liability	549	217
Trade payables	2,774	1,834
Other accounts payable	1,239	918
Warrant Liability (note 4)	8,382	7,743
Total current liabilities	12,951	11,538
Non-current liabilities
Lease liability	1,585	241
Long term loans	32	108
Severance payment, net		147
Total non-current liabilities	1,617	496
Total liabilities	14,568	12,034
Shareholder’s Equity
Share capital and additional paid in capital (note 5)	121,617	83,120
Warrant Reserve	29,594	30,863
Accumulated other comprehensive loss	(13)	(549)
Reserve with respect to transactions with non-controlling interests	927	927
Accumulated losses	(119,389)	(100,452)
Total equity attributable to Company shareholders	32,736	13,909
Non-controlling interests	(1,206)	(7,065)
Total equity (deficit)	31,530	6,844
Total liabilities and equity (deficit)	$ 46,098	$ 18,878